UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-08797
                                   811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc.
              BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                   Beneficial
                     Interest
                        (000)         Mutual Fund                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 80,984         BlackRock Master International Portfolio of BlackRock Master LLC                  $95,184,538
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments (Cost - $99,155,162) - 100.1%                                    95,184,538

                                      Liabilities in Excess of Other Assets - (0.1)%                                       (117,287)
                                                                                                                        -----------
                                      Net Assets - 100.0%                                                               $95,067,251
                                                                                                                        ===========

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                          Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                      $  95,184,538
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $  95,184,538
                                                                   =============

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                     Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                    InBev NV                                                             3,173         $    219,960
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Belgium                                                          219,960
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.2%                        NET Servicos de Comunicacao SA (a)                                 101,049            1,164,084
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               Petroleo Brasileiro SA (a)                                          32,848            1,732,403
Fuels - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Brazil                                                         2,896,487
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                    Potash Corp. of Saskatchewan, Inc.                                   4,980              866,552
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Canada                                                           866,552
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                    China South Locomotive and Rolling Corp. (b)                     3,284,000            1,317,034
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in China                                                          1,317,034
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%         Vestas Wind Systems A/S (b)                                         14,360            1,948,557
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Denmark                                                        1,948,557
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Communications                      Nokia Oyj                                                          102,069            2,555,541
Equipment - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Finland                                                        2,555,541
-----------------------------------------------------------------------------------------------------------------------------------
France - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%             Societe Generale SA                                                 12,099            1,167,100
-----------------------------------------------------------------------------------------------------------------------------------
Construction &                      Bouygues                                                            32,766            1,974,850
Engineering - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers         EDP Renovaveis SA (b)                                              150,487            1,538,781
& Energy Traders - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                        Eutelsat Communications (b)                                         58,736            1,628,237
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in France                                                         6,308,968
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.5%           E.ON AG                                                             57,576            3,362,423
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%         SGL Carbon AG (b)                                                   30,567            1,834,452
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                    Allianz AG Registered Shares                                        14,392            2,397,338
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Germany                                                        7,594,213
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 7.7%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.4%             Industrial & Commercial Bank of China                            3,393,000            2,323,232
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management              Hongkong Land Holdings Ltd.                                        238,000              861,560
& Development - 2.9%                Sun Hung Kai Properties Ltd.                                       139,000            1,895,328
                                                                                                                       ------------
                                                                                                                          2,756,888
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          China Mobile Ltd.                                                  198,500            2,253,372
Services - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Hong Kong                                                      7,333,492
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                     Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               Bumi Resources Tbk PT                                            2,801,500         $  1,665,413
Fuels - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Indonesia                                                      1,665,413
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.7%                  Fiat SpA                                                           105,260            1,626,684
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Italy                                                          1,626,684
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.9%                    Nippon Sanso Corp.                                                 205,000            1,828,964
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.2%                     Nintendo Co., Ltd.                                                   4,400            2,065,623
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Japan                                                          3,894,587
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%              ArcelorMittal                                                       21,383            1,677,537
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Luxembourg                                                     1,677,537
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                      Koninklijke Ahold NV                                               149,698            1,871,642
Retailing - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in the Netherlands                                                1,871,642
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Philippine Long Distance Telephone Co.                              18,700            1,099,028
Services - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in the Philippines                                                1,099,028
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.4%                        Naspers Ltd.                                                        52,667            1,322,662
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          MTN Group Ltd.                                                     124,484            1,913,883
Services - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in South Africa                                                   3,236,545
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Telefonica SA                                                      101,178            2,499,959
Services - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Spain                                                          2,499,959
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 5.9%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Tele2 AB                                                           174,396            2,682,410
Services - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                    Hexagon AB                                                          95,040            1,531,773
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                      Swedish Match AB                                                    71,781            1,415,450
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Sweden                                                         5,629,633
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 10.1%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%              Credit Suisse Group AG                                              55,235            2,561,949
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.2%                Nestle SA Registered Shares                                         69,580            3,065,668
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.5%              Roche Holding AG                                                    14,305            2,407,223
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury          The Bearer Shares Swatch Group Ltd.                                  6,954            1,634,401
Goods - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in Switzerland                                                    9,669,241
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                     Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 27.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%          BAE Systems Plc                                                    291,763         $  2,546,399
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%              Man Group Plc                                                      210,694            2,171,116
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.8%             Standard Chartered Plc                                              63,918            1,728,579
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.5%     Tesco Plc                                                          335,309            2,324,156
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.9%                Unilever Plc                                                       101,806            2,730,655
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.2%              BHP Billiton Plc                                                    57,232            1,782,547
                                    Xstrata Plc                                                         39,862            2,222,438
                                                                                                                       ------------
                                                                                                                          4,004,985
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               Cairn Energy Plc (b)                                                20,656            1,117,556
Fuels - 3.8%                        Tullow Oil Plc                                                     165,781            2,484,854
                                                                                                                       ------------
                                                                                                                          3,602,410
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury          Burberry Group Plc                                                 189,902            1,545,744
Goods - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 3.0%                      British American Tobacco Plc                                        84,391            2,851,088
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Vodafone Group Plc                                                 946,566            2,418,996
Services - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks in the United Kingdom                                            25,924,128
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 94.40%                                                         89,835,201
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Par
                                    Structured Notes                                                    (000)
-----------------------------------------------------------------------------------------------------------------------------------
United States - 1.9%                Citigroup Global Markets Holdings, Inc.
                                    (Emaar Properties PJSC), 3/24/09                                 $     712            1,828,002
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Structured Notes - 1.9%                                                         1,828,002
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $95,678,082) - 96.3%                                                         91,663,203
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Beneficial
                                                                                                       Interest
                                    Short-Term Securities                                               (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series,
                                    LLC Cash Sweep Series, 2.41% (c)(d)                                    954              954,177
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $954,177) - 1.0%                                                                954,177
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments
                                    (Cost - $96,632,259*)  - 97.3%                                                       92,617,380

                                    Other Assets Less Liabilities - 2.7%                                                  2,567,158
                                                                                                                       ------------
                                    Net Assets - 100.0%                                                                $ 95,184,538
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purpose, were as follows:

      Aggregate cost                                               $ 96,666,359
                                                                   ============
      Gross unrealized appreciation                                $  4,100,726
      Gross unrealized depreciation                                  (8,149,705)
                                                                   ------------
      Net unrealized depreciation                                  $ (4,048,979)
                                                                   ============

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net Activity
      Affiliate                                           (000)           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                   $ 954           $8,198
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Portfolio's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                          Securities
      --------------------------------------------------------------------------
      Level 1                                                        $ 6,618,854
      Level 2                                                         85,998,526
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                         $ 92,617,380
                                                                    ============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: October 20, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master LLC

Date: October 20, 2008